THE SARATOGA ADVANTAGE TRUST

CLASS C
Saratoga U.S. Government Money Market Portfolio	Ticker: SZCXX

Incorporated herein by reference is the definitive version of the Prospectus for the above-referenced Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on January 9, 2019 (SEC Accession No. 0001580642-19-000118).